UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2013 (Unaudited)

Shares	Value

EQUITY INTERESTS - 100.5%

BANKS - 7.3%
BancorpSouth, Inc.	23,840	$388,592
City National Corp.	6,130	361,118
Commerce Bancshares, Inc.	8,027	327,742
East West Bancorp, Inc.	17,025	437,032
Fulton Financial Corp.	77,575	907,628
Synovus Financial Corp.	60,560	167,751
		$2,589,863

CAPITAL GOODS - 9.6%
AGCO Corp.	18,980	$989,238
B/E Aerospace, Inc.*	16,700	1,006,843
Carlisle Cos., Inc.	3,535	239,638
Huntington Ingalls Industries, Inc.	3,255	173,589
MSC Industrial Direct Co., Inc.	1,605	137,677
Terex Corp.*	6,965	239,735
Timken Co.	6,000	339,480
URS Corp.	5,515	261,466
		$3,387,666

COMMERCIAL & PROFESSIONAL SERVICES - 2.3%
Deluxe Corp.	10,295	$426,213
Towers Watson & Co. - Class A	5,435	376,754
		$802,967

COMMERCIAL SERVICES & SUPPLIES - 1.8%
AECOM Technology Corp.*	19,245	$631,236

CONSUMER DURABLES & APPAREL - 3.1%
Jarden Corp.*	10,215	$437,713
Polaris Industries, Inc.	2,150	198,853
PVH Corp.	655	69,961
Tupperware Brands Corp.	4,780	390,717
		$1,097,244

CONSUMER SERVICES - 3.5%
Brinker International, Inc.	22,375	$842,419
Cheesecake Factory, Inc. (The)	10,135	391,312
		$1,233,731

DIVERSIFIED FINANCIALS - 5.3%
Affiliated Managers Group, Inc.*	2,840	$436,139
Raymond James Financial, Inc.	9,645	444,634
Waddell & Reed Financial, Inc. - Class A	22,310	976,732
		$1,857,505

ENERGY - 4.5%
Helix Energy Solutions Group, Inc.*	24,650	$563,992
HollyFrontier Corp.	19,909	1,024,318
		$1,588,310

FOOD, BEVERAGE & TOBACCO - 2.9%
Green Mountain Coffee Roasters, Inc.*	2,105	$119,480
Ingredion, Inc.	7,780	562,649
Universal Corp.	6,245	349,970
		$1,032,099

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
Community Health Systems, Inc.	3,725	$176,528
Cooper Cos., Inc. (The)	4,295	463,344
MEDNAX, Inc.*	1,520	136,238
Omnicare, Inc.	4,050	164,916
ResMed, Inc.	7,530	349,091
Universal Health Services, Inc. - Class B	19,375	1,237,481
		$2,527,598

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
Energizer Holdings, Inc.	8,645	$862,166

INDUSTRIAL - 1.0%
Gardner Denver, Inc.	4,540	$340,999

INSURANCE - 6.7%
American Financial Group, Inc.	7,685	$364,115
Everest Re Group, Ltd.	2,270	294,782
HCC Insurance Holdings, Inc.	19,695	827,781
Reinsurance Group of America, Inc.	6,890	411,127
WR Berkley Corp.	10,297	456,878
		$2,354,683

MATERIALS - 7.6%
Albemarle Corp.	8,190	$512,039
NewMarket Corp.	650	169,234
Rock-Tenn Co. - Class A	9,730	902,847
Valspar Corp.	13,820	860,295
Worthington Industries, Inc.	8,190	253,726
		$2,698,141

MEDIA - 0.6%
Valassis Communications, Inc.	6,830	$204,012

PHARMACEUTICALS & BIOTECHNOLOGY - 3.1%
Endo Health Solutions, Inc.*	20,840	$641,039
United Therapeutics Corp.*	4,920	299,480
Vertex Pharmaceuticals, Inc.*	2,755	151,470
		$1,091,989

REAL ESTATE - 1.8%
Jones Lang LaSalle, Inc.	5,510	$547,749
Rayonier, Inc. (REIT)	1,607	95,890
		$643,639

RETAILING - 7.9%
Advance Auto Parts, Inc.	12,010	$992,626
American Eagle Outfitters, Inc.	5,190	97,053
Ascena Retail Group, Inc.*	18,160	336,868
Dick's Sporting Goods, Inc.	3,895	184,234
Foot Locker, Inc.	9,080	310,899
Rent-A-Center, Inc.	6,645	245,466
Ross Stores, Inc.	10,130	614,081
		$2,781,227

SOFTWARE & SERVICES - 11.2%
Acxiom Corp.*	3,745	$76,398
Alliance Data Systems Corp.*	6,565	1,062,808
Cadence Design Systems, Inc.*	48,650	677,695
DST Systems, Inc.	8,270	589,403
Jack Henry & Associates, Inc.	5,025	232,205
Rovi Corp.*	5,695	121,930
ValueClick, Inc.*	40,135	1,185,989
		$3,946,428

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
Arrow Electronics, Inc.*	4,620	$187,664
Avnet, Inc.*	14,430	522,366
InterDigital, Inc.	2,155	103,074
QLogic Corp.*	10,130	117,508
Tech Data Corp.*	3,085	140,707
Vishay Intertechnology, Inc.*	9,800	133,378
		$1,204,697

TRANSPORTATION - 2.5%
Alaska Air Group, Inc.*	13,940	$891,602

UTILITIES - 4.8%
Cleco Corp.	4,055	$190,707
NV Energy, Inc.	24,910	498,947
ONEOK, Inc.	12,245	583,719
UGI Corp.	11,025	423,250
		$1,696,623

TOTAL EQUITY INTERESTS - 100.5% (identified cost, $25,726,491)	$35,464,425

TOTAL INVESTMENTS — 100.5% (identified cost, $25,726,491)**	$35,464,425

LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.5)%	(178,843)

NET ASSETS — 100.0%	$35,285,582

REIT — Real Estate Investment Trust
*	Non-income producing security.

** Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,789,598
Gross Unrealized Depreciation	(51,664)
Net Unrealized Appreciation	$9,737,934

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$35,464,425	$-	$-	$35,464,425
Total Investments	$35,464,425	$-	$-	$35,464,425

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2013 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.3%

CAPITAL GOODS - 11.9%
3M Co.	4,670	$496,468
Cummins, Inc.	815	94,385
Fluor Corp.	1,385	91,867
General Dynamics Corp.	5,890	415,304
Illinois Tool Works, Inc.	3,045	185,562
Precision Castparts Corp.	2,235	423,801
Rockwell Automation, Inc.	815	70,375
WW Grainger, Inc.	395	88,867
		$1,866,629

CONSUMER DURABLES & APPAREL - 3.7%
Coach, Inc.	1,275	$63,737
Mattel, Inc.	10,360	453,664
Ralph Lauren Corp.	395	66,878
		$584,279

CONSUMER SERVICES - 0.5%
Starbucks Corp.	1,275	$72,624

DIVERSIFIED FINANCIALS - 10.2%
IntercontinentalExchange, Inc.*	2,640	$430,505
JPMorgan Chase & Co.	15,035	713,561
T. Rowe Price Group, Inc.	6,095	456,333
		$1,600,399

ENERGY - 7.3%
Chevron Corp.	5,690	$676,086
Helmerich & Payne, Inc.	595	36,116
Murphy Oil Corp.	6,705	427,310
		$1,139,512

FOOD & STAPLES RETAILING - 3.3%
Walgreen Co.	10,765	$513,275

FOOD, BEVERAGE & TOBACCO - 6.1%
Brown-Forman Corp. - Class B	3,252	$232,193
Coca-Cola Co. (The)	15,035	608,015
Monster Beverage Corp.*	2,440	116,486
		$956,694

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
Humana, Inc.	4,265	$294,754
Stryker Corp.	5,890	384,264
		$679,018

INSURANCE - 3.0%
Aflac, Inc.	8,940	$465,059

MATERIALS - 5.0%
CF Industries Holdings, Inc.	1,625	$309,351
Monsanto Co.	4,470	472,166
		$781,517

PHARMACEUTICALS & BIOTECHNOLOGY - 13.5%
Amgen, Inc.	5,280	$541,253
Biogen Idec, Inc.*	395	76,199
Bristol-Myers Squibb Co.	12,800	527,232
Gilead Sciences, Inc.*	11,175	546,793
Johnson & Johnson	5,280	430,478
		$2,121,955

RETAILING - 8.0%
Amazon.com, Inc.*	405	$107,928
Bed Bath & Beyond, Inc.*	5,690	366,550
priceline.com, Inc.*	205	141,026
Ross Stores, Inc.	2,640	160,037
TJX Cos., Inc.	10,155	474,746
		$1,250,287

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Analog Devices, Inc.	1,585	$73,686
Intel Corp.	14,015	306,228
		$379,914

SOFTWARE & SERVICES - 13.2%
Accenture PLC - Class A	990	$75,210
Google, Inc. - Class A*	205	162,776
Mastercard, Inc. - Class A	205	110,932
Microsoft Corp.	22,955	656,743
Oracle Corp.	15,845	512,427
Rackspace Hosting, Inc.*	850	42,908
Visa, Inc., Class A	3,045	517,163
		$2,078,159

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
Apple, Inc.	1,220	$540,009
Cisco Systems, Inc.	25,595	535,191
		$1,075,200

TOTAL EQUITY INTERESTS - 99.3% (identified cost, $14,670,428)	$15,564,521

SHORT-TERM INVESTMENTS - 0.5%
Fidelity Government Money Market Fund, 0.01% (1)	88,121	$88,121

TOTAL SHORT-TERM INVESTMENTS - 0.5% (identified cost, $88,121)	$88,121

TOTAL INVESTMENTS — 99.8% (identified cost, $14,758,549)**	$15,652,642

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	27,226

NET ASSETS — 100.0%	$15,679,868

PLC — Public Limited Company
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2013.

** Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,463,212
Gross Unrealized Depreciation	(569,119)
Net Unrealized Appreciation	$894,093

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$15,564,521	$-	$-	$15,564,521
Short-Term Investments	-	88,121	-	88,121
Total Investments	$15,564,521	$88,121	$-	$15,652,642

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2013 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.4%

AUSTRALIA - 5.1%
ALS, Ltd./Queensland	13,310	$145,202
Australia & New Zealand Banking Group, Ltd.	6,534	194,235
Commonwealth Bank of Australia	6,396	453,240
CSL, Ltd.	2,893	178,541
Incitec Pivot, Ltd.	46,209	148,776
Rio Tinto, Ltd.	3,060	182,374
Westpac Banking Corp.	11,305	362,329
		$1,664,697

AUSTRIA - 0.9%
OMV AG	7,205	$308,298

CANADA - 6.0%
Agrium, Inc.	5,970	$581,932
Bank of Nova Scotia	5,813	338,112
BCE, Inc.	2,914	136,087
Gildan Activewear, Inc.	3,536	141,023
Toronto-Dominion Bank (The)	8,961	745,802
		$1,942,956

DENMARK - 1.2%
AP Moeller - Maersk A/S - Class B	32	$250,110
Novo Nordisk A/S - Class B	934	151,724
		$401,834

FRANCE - 10.2%
Alstom SA	1,622	$66,091
AtoS	2,191	150,767
AXA SA	9,472	162,765
BNP Paribas SA	6,139	316,001
Cie Generale des Etablissements Michelin	3,079	258,106
PPR	1,226	270,911
Publicis Groupe SA	1,496	100,352
Sanofi	11,602	1,174,021
Technip SA	1,147	117,751
Total SA	12,452	595,593
Vivendi SA	3,173	66,023
		$3,278,381

GERMANY - 11.0%
Allianz SE	1,259	$170,798
BASF SE	10,878	955,349
Bayer AG	2,728	282,734
Bayerische Motoren Werke AG	2,802	241,446
Daimler AG	2,605	141,359
Deutsche Bank AG	3,689	144,055
Henkel AG & Co. KGaA (Preferred Stock), 0.80%	1,163	112,300
Muenchener Rueckversicherungs AG - Class R	2,044	382,571
RWE AG	6,603	247,936
SAP AG	2,153	172,320
Siemens AG	2,292	246,220
Volkswagen AG	2,372	450,809
		$3,547,897

HONG KONG - 3.6%
Cheung Kong Holdings, Ltd.	38,000	$560,839
Power Assets Holdings, Ltd.	19,500	183,955
Techtronic Industries Co.	70,500	171,601
Yue Yuen Industrial Holdings, Ltd.	71,500	232,968
		$1,149,363

ITALY - 2.2%
Enel SpA	39,101	$127,509
Eni SpA (Azioni Ordinarie)	26,289	592,208
		$719,717

JAPAN - 21.1%
Aeon Mall Co., Ltd.	5,100	$155,115
Ajinomoto Co., Inc.	5,000	73,329
Asics Corp.	8,900	146,309
Bridgestone Corp.	12,500	418,149
Central Japan Railway Co.	1,400	147,486
Daito Trust Construction Co., Ltd.	4,100	350,937
Daiwa Securities Group, Inc.	52,000	365,571
Dena Co., Ltd.	2,400	65,247
ITOCHU Corp.	52,800	644,265
JGC Corp.	3,000	76,653
KDDI Corp.	21,400	891,998
Kirin Holdings Co., Ltd.	9,000	144,417
Marubeni Corp.	12,000	91,244
Mitsubishi Corp.	16,000	299,049
Mitsubishi UFJ Financial Group, Inc.	73,900	442,623
Nippon Telegraph & Telephone Corp.	4,700	204,641
Omron Corp.	4,100	103,191
ORIX Corp.	14,400	182,896
Point, Inc.	3,620	178,568
Shimamura Co., Ltd.	1,300	151,585
Shionogi & Co., Ltd.	9,200	185,729
Sumitomo Corp.	55,400	695,993
Sumitomo Realty & Development Co., Ltd.	3,000	116,126
Toyota Motor Corp.	7,000	358,679
Toyota Tsusho Corp.	5,900	150,249
Tsuruha Holdings, Inc.	1,600	155,812
		$6,795,861

LUXEMBOURG - 0.4%
Tenaris SA	6,554	$134,104

NETHERLANDS - 1.8%
ASML Holding NV	2,422	$162,810
Koninklijke Boskalis Westminster NV	5,904	236,307
Koninklijke DSM NV	2,897	168,856
		$567,973

NORWAY - 3.1%
Statoil ASA	16,844	$405,893
Telenor ASA	8,283	180,912
Yara International ASA	8,849	401,822
		$988,627

SINGAPORE - 3.2%
Jardine Cycle & Carriage, Ltd.	18,000	$741,462
Keppel Corp., Ltd.	14,000	126,324
SembCorp Industries, Ltd.	42,000	175,614
		$1,043,400

SPAIN - 1.3%
Gas Natural SDG SA	13,149	$235,311
Iberdrola SA	40,719	191,342
		$426,653

SWEDEN - 1.0%
Electrolux AB - Class B	2,601	$66,133
Hexagon AB - Class B	5,273	143,462
TeliaSonera AB	14,379	102,946
		$312,541

SWITZERLAND - 10.3%
Actelion, Ltd.*	1,287	$69,722
Credit Suisse Group AG	14,713	386,560
Nestle SA	17,225	1,246,624
Novartis AG	5,068	359,979
Swiss Re AG	11,339	923,664
Zurich Insurance Group AG (Inhaberktie)	1,201	334,521
		$3,321,070

UNITED KINGDOM - 17.0%
AstraZeneca PLC	18,989	$949,362
BAE Systems PLC	37,804	225,931
Barclays PLC (Ordinary)	35,023	154,991
BHP Billiton PLC	15,822	462,112
BP PLC	38,039	265,418
Centrica PLC	53,414	298,238
Legal & General Group PLC	354,612	928,942
Rio Tinto PLC	5,760	269,582
Rolls-Royce Holdings PLC	46,951	804,047
Royal Dutch Shell PLC - Class B	6,770	224,533
SSE PLC	2,759	62,231
Subsea 7 SA	3,284	76,610
Vodafone Group PLC	207,222	586,844
WPP PLC	10,572	167,979
		$5,476,820

TOTAL EQUITY INTERESTS - 99.4% (identified cost, $25,717,228)	$32,080,192

SHORT-TERM INVESTMENTS - 0.0%
Fidelity Government Money Market Fund, 0.01% (1)	5,147	$5,147

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $5,147)	$5,147

TOTAL INVESTMENTS — 99.4% (identified cost, $25,722,375)**	$32,085,339

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.6%	180,804

NET ASSETS — 100.0%	$32,266,143

PLC — Public Limited Company
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2013.

** Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,844,457
Gross Unrealized Depreciation	(481,493)
Net Unrealized Appreciation	$6,362,964

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$32,080,192	$-	$-	$32,080,192
Short-Term Investments	-	5,147	-	5,147
Total Investments	$32,080,192	$5,147	$-	$32,085,339

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Equity Interests
Balance as of 12/31/12	$5,307
Change in Unrealized Appreciation (Depreciation)	(5,307)
Balance as of 03/31/13	$-

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

The Level 1 inputs displayed in this table under Equity Interests are Common Stock and Preferred Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 7, 2013

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	May 7, 2013